Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Loss Per Ordinary Share Before and After the Retrospective Adjustments	The loss per ordinary share before and after the retrospective adjustments of comparative historical
	For the years ended June 30,
	2024		2023
Loss per ordinary share	Before Adjustment	After Adjustment	Before Adjustment	After Adjustment
—Basic and diluted	$(0.07)	$(0.15)	$(0.09)	$(0.19)

Schedule of Company’s Major Subsidiaries

As of June 30, 2025, the Company’s major subsidiaries are as follows:

Name	Controlled by	Date of Incorporation	Percentage of Effective Ownership	Principal Activities
Scage International	The Company	December 8, 2021	100%	Investment holding
Finnovate	The Company	March 15, 2021	100%	Investment holding
Scage BVI	Scage International	December 21, 2021	100%	Investment holding
Scage HK	Scage BVI	January 3, 2022	100%	Investment holding
Scage U.S. Corporation (“Scage US”)	Scage HK	February 21, 2024	100%	Investment holding
Scage WFOE	Scage HK	December 1, 2021	100%	Investment holding
Scage Nanjing	Scage WFOE	June 3, 2019	100%	Research and development of new energy vehicle technology, electronic devices and machinery; wholesale and retail of new energy vehicle, production and testing equipment, auto parts, electronic devices; vehicle rental, etc.
Nanjing Scage Intelligent Technology Co., Ltd. (“Scage Intelligent Nanjing”)	Scage Nanjing	May 17, 2021	100%	Vehicle rental, propose to engage in vehicle research and development, trial production, road test and other services and to cooperate with other entities on research and development according to the operation needs in the future
Scage (Beijing) Automotive Technology Co., Ltd. (“Scage Beijing”)	Scage Nanjing	April 12, 2021	100%	No actual operation, propose to engage in research and development of battery in the future
Scage (Shanghai) New Energy Technology Co., Ltd. (“Scage Shanghai NET”)	Scage Nanjing	July 13, 2021	51%	No actual operation, propose to engage in new energy business in the future
Scage (Shanghai) Hydrogen Energy Technology Co., Ltd. (“Scage Shanghai HET”)	Scage Nanjing	August 10, 2021	69.5%	Solid oxide electrolyzer and clean energy system development, renewable energy system and integrated energy system solution design and development in the future
Xinjiang Scage Chuangyuan Automobile Technology Co., Ltd. (“Scage Xinjiang”)	Scage Nanjing	May 20, 2021	100%	Vehicle wholesale and retail
Hunan Scage Automobile Technology Co., Ltd. (“Scage Hunan”)	Scage Nanjing	December 20, 2021	51%	No actual operation, propose to engage in vehicle wholesale and retail in the future
Beijing Scage Future Automobile Co., Ltd. (“Scage Future Beijing”)	Scage HK	December 13, 2023	96%	No actual operation, propose to engage in new energy business in the future